Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
NET SALES	$ 639,142	$ 945,921	$ 922,100
COST OF SALES	368,752	480,090	461,305
GROSS PROFIT	270,390	465,831	460,795
OPERATING EXPENSES
Research and development	174,357	188,532	164,291
Sales and marketing	26,920	31,537	28,813
General and administrative	27,923	31,447	21,822
Loss from settlement of litigation	1,312	390	0
Total operating expenses	230,512	251,906	214,926
OPERATING INCOME	39,878	213,925	245,869
NON-OPERATING INCOME (EXPENSES)
Unrealized holding gain on investment	8,002	896	0
Interest income	12,246	2,707	1,279
Foreign exchange gain (loss), net	914	(4,880)	193
Interest expense	0	(71)	0
Other income (loss), net	8	1	(77)
Total non-operating income (loss)	21,170	(1,347)	1,395
INCOME BEFORE INCOME TAX	61,048	212,578	247,264
INCOME TAX EXPENSE	8,175	40,068	47,262
NET INCOME	$ 52,873	$ 172,510	$ 200,002
EARNINGS PER ORDINARY SHARE:
Basic	$ 0.4	$ 1.3	$ 1.43
Diluted	$ 0.4	$ 1.29	$ 1.43
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	133,413	133,027	139,405
Diluted (Thousands)	133,879	133,553	139,968
EARNINGS PER ADS (one ADS equals four ordinary shares):
Basic	$ 1.59	$ 5.19	$ 5.74
Diluted	$ 1.58	$ 5.17	$ 5.72
WEIGHTED AVERAGE ADS OUTSTANDING
Basic (Thousands)	33,353	33,257	34,851
Diluted (Thousands)	33,470	33,388	34,992